AB Active ETFs, Inc.

AB US Large Cap Strategic Equities ETF

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Information Technology – 26.8%
Semiconductors & Semiconductor Equipment – 11.0%
Broadcom, Inc.	44,017	$8,778,310
KLA Corp.	3,356	2,378,867
NVIDIA Corp.	164,412	20,538,347
NXP Semiconductors NV	15,345	3,308,229
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	14,987	2,705,603

		37,709,356

Software – 10.9%
Adobe, Inc.(a)	8,420	3,692,675
HubSpot, Inc.(a)	1,819	1,316,938
Microsoft Corp.	61,236	24,310,080
Oracle Corp.	38,360	6,370,062
ServiceNow, Inc.(a)	1,737	1,614,993

		37,304,748

Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	66,048	15,973,048
Western Digital Corp.(a)	14,357	702,488

		16,675,536

		91,689,640

Financials – 15.6%
Banks – 3.6%
Bank of America Corp.	102,592	4,729,491
Wells Fargo & Co.	94,336	7,388,396

		12,117,887

Capital Markets – 4.6%
Charles Schwab Corp. (The)	84,261	6,701,277
Goldman Sachs Group, Inc. (The)	10,778	6,707,042
S&P Global, Inc.	4,538	2,422,112

		15,830,431

Financial Services – 5.4%
Fiserv, Inc.(a)	17,613	4,151,208
Visa, Inc. - Class A	39,717	14,405,753

		18,556,961

Insurance – 2.0%
Progressive Corp. (The)	17,424	4,913,568
Willis Towers Watson PLC	5,733	1,947,213

		6,860,781

		53,366,060

Communication Services – 12.5%
Diversified Telecommunication Services – 1.0%
Comcast Corp. - Class A	96,683	3,468,986

Entertainment – 1.6%
Walt Disney Co. (The)	49,396	5,621,265

Company	Shares	U.S. $ Value

Interactive Media & Services – 8.4%
Alphabet, Inc. - Class C	87,250	$15,026,195
Meta Platforms, Inc. - Class A	20,398	13,629,944

		28,656,139

Wireless Telecommunication Services – 1.5%
T-Mobile US, Inc.	18,350	4,948,811

		42,695,201

Health Care – 12.3%
Biotechnology – 1.7%
Regeneron Pharmaceuticals, Inc.	2,657	1,856,552
Vertex Pharmaceuticals, Inc.(a)	7,906	3,793,220

		5,649,772

Health Care Equipment & Supplies – 1.4%
Medtronic PLC	52,946	4,872,091

Health Care Providers & Services – 3.2%
Labcorp Holdings, Inc.	11,073	2,779,766
UnitedHealth Group, Inc.	17,196	8,167,412

		10,947,178

Life Sciences Tools & Services – 3.0%
IQVIA Holdings, Inc.(a)	22,900	4,323,520
Thermo Fisher Scientific, Inc.	5,679	3,003,964
Waters Corp.(a)	7,721	2,913,442

		10,240,926

Pharmaceuticals – 3.0%
Eli Lilly & Co.	3,029	2,788,588
Merck & Co., Inc.	25,633	2,364,644
Roche Holding AG (Sponsored ADR)	76,150	3,178,501
Zoetis, Inc.	12,517	2,093,343

		10,425,076

		42,135,043

Consumer Discretionary – 8.3%
Broadline Retail – 4.5%
Amazon.com, Inc.(a)	72,687	15,429,996

Hotels, Restaurants & Leisure – 1.1%
Hyatt Hotels Corp. - Class A	8,033	1,132,252
Starbucks Corp.	22,041	2,552,568

		3,684,820

Specialty Retail – 2.1%
AutoZone, Inc.(a)	674	2,354,289
Home Depot, Inc. (The)	12,296	4,876,593

		7,230,882

Textiles, Apparel & Luxury Goods – 0.6%
NIKE, Inc. - Class B	26,308	2,089,645

		28,435,343

Company	Shares	U.S. $ Value

Industrials – 8.2%
Building Products – 0.7%
Otis Worldwide Corp.	23,991	$2,393,822

Commercial Services & Supplies – 1.0%
Veralto Corp.	32,533	3,245,492

Electrical Equipment – 2.2%
Eaton Corp. PLC	14,712	4,315,324
GE Vernova, Inc.	9,972	3,342,415

		7,657,739

Ground Transportation – 1.3%
CSX Corp.	142,247	4,553,326

Machinery – 2.3%
Deere & Co.	5,938	2,854,931
PACCAR, Inc.	34,655	3,716,402
Pentair PLC	13,362	1,258,701

		7,830,034

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	6,984	740,723

Trading Companies & Distributors – 0.5%
United Rentals, Inc.	2,773	1,781,153

		28,202,289

Consumer Staples – 5.5%
Beverages – 1.6%
Coca-Cola Co. (The)	50,288	3,581,009
Constellation Brands, Inc. - Class A	10,104	1,773,252

		5,354,261

Consumer Staples Distribution & Retail – 2.9%
Costco Wholesale Corp.	2,677	2,807,129
Walmart, Inc.	73,484	7,246,257

		10,053,386

Household Products – 1.0%
Procter & Gamble Co. (The)	19,411	3,374,408

		18,782,055

Energy – 2.8%
Energy Equipment & Services – 1.4%
Baker Hughes Co.	106,243	4,737,375

Oil, Gas & Consumable Fuels – 1.4%
EOG Resources, Inc.	37,171	4,718,487

		9,455,862

Materials – 2.7%
Chemicals – 2.7%
Corteva, Inc.	44,379	2,794,990
Linde PLC	7,628	3,562,657
LyondellBasell Industries NV - Class A	39,410	3,027,870

		9,385,517

Company	Shares	U.S. $ Value

Real Estate – 1.8%
Industrial REITs – 1.1%
Prologis, Inc.	30,562	$3,787,243

Specialized REITs – 0.7%
Digital Realty Trust, Inc.	16,090	2,515,189

		6,302,432

Utilities – 1.7%
Electric Utilities – 0.9%
American Electric Power Co., Inc.	27,944	2,963,461

Multi-Utilities – 0.8%
Ameren Corp.	26,694	2,711,043

		5,674,504

Total Common Stocks (cost $305,584,344)		336,123,946

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(b) (c) (d) (cost $6,096,528)	6,096,528	6,096,528

Total Investments – 100.0% (cost $311,680,872)(e)		342,220,474
Other assets less liabilities – 0.0%		143,760

Net Assets – 100.0%		$342,364,234

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,607,859 and gross unrealized depreciation of investments was $(7,068,257), resulting in net unrealized appreciation of $30,539,602.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Large Cap Strategic Equities ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$336,123,946	$—	$—	$336,123,946
Short-Term Investments	6,096,528	—	—	6,096,528

Total Investments in Securities	342,220,474	—	—	342,220,474
Other Financial Instruments(b)	—	—	—	—

Total	$342,220,474	$—	$—	$342,220,474

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,578	$5,001	$3,482	$6,097	$55